Cover	May 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	CBIZ, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32961
Entity Tax Identification Number	22-2769024
Entity Address, Address Line One	5959 Rockside Woods Blvd. N., Suite 600
Entity Address, City or Town	Independence
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	216
Local Phone Number	447-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock per value $0.01 per share
Trading Symbol	CBZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000944148